THE MAINSTAY GROUP OF FUNDS

MainStay Common Stock Fund
MainStay Growth Equity Fund
MainStay Large Cap Growth Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Prospectus for the MainStay Equity Funds (the “Prospectus”)
dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the Prospectus for the MainStay Common Stock Fund, MainStay Growth Equity Fund and MainStay Large Cap Growth Fund (each a “Fund” and collectively the “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to  MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

Effective immediately, the above mentioned Prospectus is revised as follows:

1.     MainStay Common Stock Fund

The second paragraph under the section entitled “Past Performance” on page 6 is hereby deleted and replaced with the following:

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on December 28, 2004, include historical performance of Class A shares through December 27, 2004. Investor Class shares were first offered on February 28, 2008 and Class R2 shares were first offered on December 14, 2007. Performance figures for Investor Class shares include the historical performance of Class A shares through February 27, 2008. As of the date of this Prospectus, Class R2 shares have not yet commenced operations. As a result, the performance figures for Class R2 shares include the historical performance of Class A shares through December 31, 2009. The performance for newer share classes is adjusted for differences in certain contractual fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

2.     MainStay Growth Equity Fund

a.	In the section entitled “Management” on page 15, the table is hereby amended as follows to include Martin J. Mickus as a portfolio manager for the Fund:

Subadvisor	Portfolio Managers	Service Date
Madison Square Investors LLC	Harish Kumar, Managing Director	Since 2005
	Martin J. Mickus, Managing Director	Since August 2010

b.
In the sub-sections entitled “Portfolio Managers” and “Portfolio Manager Biographies” beginning on page 79, the tables are hereby amended to include Martin J. Mickus as a portfolio manager, and to provide his biographical information as follows:

MainStay Growth Equity Fund	Harish Kumar and Martin J. Mickus

Martin J. Mickus
Mr. Mickus has managed the MainStay Growth Equity Fund since August 2010.  He is a Managing Director of Growth Portfolios at Madison Square Investors. Prior to joining Madison Square Investors in September 2009, Mr. Mickus was a Portfolio Manager at Oppenheimer Capital from 1999 through 2009, where he managed numerous growth strategies.  Mr. Mickus earned his MBA from Vanderbilt University and his BS in Finance from Syracuse University. Mr. Mickus is a CFA charter holder, and has 18 years of investment experience.

3.     MainStay Large Cap Growth Fund

At a meeting held on June 29-30, 2010, the Board of Trustees of the Fund approved an additional management fee breakpoint at the $7 billion level.  As a result of this additional breakpoint, footnote 1 to the table in the section entitled “Fees and Expenses of the Fund” on page 17 of the Prospectus is hereby deleted and replaced with the following:

1
The management fee is an annual percentage of the Fund’s average daily net assets plus a fee for fund accounting services previously provided by New York Life Investment Management LLC (“New York Life Investments”) under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund’s average daily net assets, but did not result in a net increase in the Fund’s “Total Annual Fund Operating Expenses.” New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.750% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.700% on assets from $750 million to $2 billion; 0.650% on assets from $2 billion to $3 billion; 0.600% on assets from $3 billion to $7 billion; and 0.575% on assets in excess of $7 billion. Without this fee waiver, the actual fee would be 0.800% on assets up to $250 million; 0.750% on assets from $250 million to $500 million; 0.725% on assets from $500 million to $750 million; 0.700% on assets from $750 million to $2 billion; 0.650% on assets from $2 billion to $3 billion; 0.600% on assets from $3 billion to $7 billion; and 0.575% on assets in excess of $7 billion.

The remainder of the information contained in the table entitled “Fees and Expenses of the Fund” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Diversified Income Fund
MainStay High Yield Corporate Bond Fund
MainStay Balanced Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Prospectus for the MainStay Income and Blended Funds (the “Prospectus”)
dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the Prospectus for the MainStay Diversified Income Fund, MainStay High Yield Corporate Bond Fund and MainStay Balanced Fund (each a “Fund” and collectively the “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

1.     MainStay Diversified Income Fund

Effective August 1, 2010, the table and footnotes in the section entitled “Fees and Expenses of the Fund” on page 8 and the table in the section entitled “Example” on page 9 are hereby deleted and replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your assets)
Management Fees (as an annual percentage of the Fund’s daily net assets)[1]	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None
Other Expenses	0.81%	0.48%	0.82%	0.81%	0.48%
Total Annual Fund Operating Expenses[2]	1.70%	1.37%	2.46%	2.45%	1.12%
Fee Recoupments / Waivers / Reimbursements[2]	(0.21)%	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Reimbursements[2]	1.49%	1.16%	2.25%	2.24%	0.91%
1
The management fee is an annual percentage of the Fund’s average daily net assets as follows:  0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC (“New York Life Investments”) under a separate accounting agreement.  This addition to the management fee amounted to 0.04% of the Fund’s average daily net assets, but did not result in a net increase in the Fund’s “Total Annual Fund Operating Expenses.”

2
Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.16% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund’s investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class B		Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at end of each period	Assuming no redemption	Assuming redemption at end of each period
1 Year	$595	$563	$228	$728	$227	$327	$93
3 Years	$942	$845	$747	$1,047	$744	$744	$335
5 Years	$1,313	$1,147	$1,292	$1,492	$1,287	$1,287	$597
10 Years	$2,352	$2,005	$2,593	$2,593	$2,770	$2,770	$1,344

2.    MainStay High Yield Corporate Bond

Effective August 1, 2010, footnote 1 to the table in the section entitled “Fees and Expenses of the Fund” on page 22 is hereby deleted and replaced with the following:

1
The management fee is an annual percentage of the Fund’s average daily net assets as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million to $5 billion; 0.525% on assets from $5 billion to $7 billion; and 0.50% on assets in excess of $7 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC (“New York Life Investments”) under a separate accounting agreement. This addition to the management fee amounted to 0.01% of the Fund’s average daily net assets, but did not result in a net increase in the Fund’s “Total Annual Fund Operating Expenses.”

3.    MainStay Balanced Fund

Effective August 1, 2010, the table and footnote in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” on page 59 are hereby deleted and replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	5.00%	1.00%	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s daily net assets)[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%
Other Expenses	0.58%	0.36%	0.58%	0.58%	0.36%	0.46%	0.46%	0.45%
Total Annual Fund Operating Expenses[2]	1.53%	1.31%	2.28%	2.28%	1.06%	1.16%	1.41%	1.65%
Fee Recoupments / Waivers / Reimbursements[2]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Expenses[2]	1.46%	1.24%	2.21%	2.21%	0.99%	1.09%	1.34%	1.58%
1
The management fee is an annual percentage of the Fund’s average daily net assets as follows:  0.70% on assets up to $1 billion; 0.65% on assets from $1 billion and $2 billion; and 0.60% on assets in excess of $2 billion.

2
Effective August 1, 2009, New York Life Investment Management LLC (“New York Life Investments”) entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.24% of its average daily net assets.  New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund’s investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class B		Class C		Class I	Class R1	Class R2	Class R3
Expenses After			Assuming no redemption	Assuming redemption at end of each period	Assuming no redemption	Assuming redemption at end of each period
1 Year	$690	$669	$224	$724	$224	$324	$101	$111	$136	$161
3 Years	$1,000	$936	$706	$1,006	$706	$706	$330	$362	$439	$514
5 Years	$1,332	$1,222	$1,214	$1,414	$1,214	$1,214	$578	$632	$764	$890
10 Years	$2,268	$2,036	$2,422	$2,422	$2,610	$2,610	$1,288	$1,403	$1,685	$1,949

4.	In the section entitled “Additional Information Regarding Fee Waivers” on page 87, the sub-section entitled “Contractual” is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Growth Fund
MainStay Growth Equity Fund
MainStay High Yield Corporate Bond Fund
MainStay ICAP Select Equity Fund
MainStay S&P 500 Index Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Statement of Additional Information for The MainStay Funds, Eclipse Funds, Eclipse Funds Inc. and
MainStay Funds Trust (the “SAI”) dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the SAI for the above-referenced Funds. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available by going online to mainstayinvestments.com/documents.  Please review this important information carefully.

Effective immediately, the SAI is revised as follows:

1.	In the section entitled “Management Agreements,” the second full paragraph on page 78 is hereby deleted and replaced with the following:

With respect to certain Funds, the Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of each Fund's management fee or reimburse expenses to the extent that such Fund's total ordinary operating expenses (total fund operating expenses excluding taxes, interest, litigation costs, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other fund in which a Fund invests) on an annualized basis exceed a certain percentage on a per class basis, as specified in the Funds' Prospectuses, from time to time. These expense limitations may be modified or terminated only with the approval of the Board. The Manager may recoup the amount of certain management fee waivers and expense reimbursements from a Fund pursuant to this agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. These written expense limitation agreements (except for MainStay Convertible Fund and MainStay MAP Fund, which expired on August 1, 2010) expire on February 28, 2011.

2.
In the section entitled “Subadvisory Agreements” beginning on page 79, the table with respect to subadvisory fees paid for the MainStay High Yield Corporate Bond Fund, MainStay ICAP Select Equity Fund and MainStay S&P 500 Index Fund is hereby amended as follows:

MainStay High Yield Corporate Bond Fund	0.300%[4]
MainStay ICAP Select Equity Fund	0.400%[13]
MainStay S&P 500 Index Fund	0.125%[14]
4	On assets up to $500 million; 0.275% on assets from $500 million to $5 billion; and 0.2625% on assets from $5 billion to $7 billion; and 0.25% on assets in excess of $7 billion.
13	On assets up to $5 billion; and 0.3875% on assets in excess of $5 billion.
14	On assets up to $1 billion; 0.1125% on assets from $1 billion to $2 billion; 0.1075% on assets from $2 billion to $3 billion; and 0.100% on assets in excess of $3 billion.

3.
In the section entitled “Portfolio Managers” beginning on page 105, the first table is hereby amended to include the following information for Martin J. Mickus as a portfolio manager for the MainStay 130/30 Growth Fund and MainStay Growth Equity Fund.  The number of accounts and asset information presented in columns 3 through 8 is as of May 31, 2010.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Martin J. Mickus	MainStay 130/30 Growth Fund, MainStay Growth Equity Fund	1 RIC $418,181,536	0	1 Account $4,385,487	0	0	0

4.
In the section entitled “Portfolio Managers,” the table listing portfolio manager ownership of fund securities beginning on page 109 is hereby amended to include the following information for Martin J. Mickus, as of May 31, 2010.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP

Martin J. Mickus	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.